Accounts Receivable, Net (Tables)	6 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	As of December 31,	As of June 30,
	2022	2022
Accounts receivable - gross	$27,182,374	$28,094,299
Allowance for doubtful accounts	(2,056,827)	(1,815,665)
Accounts receivable, net	$25,125,547	$26,278,634